Other Operating Expenses	12 Months Ended
Jun. 30, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses
15.	Other operating expenses

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Continuing operations
Professional fee for disposal of ELP business	—	—	8,685,023	1,343,703
Fines	—	2,367,000	—	—
Others	48,888	494,943	1,886,963	291,941

Total other operating expenses	48,888	2,861,943	10,571,986	1,635,644